Taxes - Operating taxes and levies - Operating taxes and levies payable - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Net operating taxes and levies (payables) in the opening balance	€ (217)	€ (323)	€ (425)
Operating taxes and levies recognized in profit or loss	(1,840)	(1,846)	(1,808)
Operating taxes and levies paid	1,777	1,934	1,897
Changes in the scope of consolidation	(13)		(68)
Translation adjustment	(3)	21	78
Reclassifications and other items	1	(3)	3
Reclassifications to assets held for sale	0	0	0
Net operating taxes and levies (payables) in the closing balance	€ (295)	€ (217)	€ (323)